Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001413594
Entity Registrant Name	ABRDN FUNDS
Prospectus Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
(abrdn Funds) | (abrdn U.S. Small Cap Equity Fund) | Class A
Prospectus:
Trading Symbol	GSXAX
(abrdn Funds) | (abrdn U.S. Small Cap Equity Fund) | Class C
Prospectus:
Trading Symbol	GSXCX
(abrdn Funds) | (abrdn U.S. Small Cap Equity Fund) | Class R
Prospectus:
Trading Symbol	GNSRX
(abrdn Funds) | (abrdn U.S. Small Cap Equity Fund) | Institutional Class
Prospectus:
Trading Symbol	GSCIX
(abrdn Funds) | (abrdn U.S. Small Cap Equity Fund) | Institutional Service Class
Prospectus:
Trading Symbol	GSXIX
(abrdn Funds) | (abrdn China A Share Equity Fund) | Class A
Prospectus:
Trading Symbol	GOPAX
(abrdn Funds) | (abrdn China A Share Equity Fund) | Class C
Prospectus:
Trading Symbol	GOPCX
(abrdn Funds) | (abrdn China A Share Equity Fund) | Class R
Prospectus:
Trading Symbol	GOPRX
(abrdn Funds) | (abrdn China A Share Equity Fund) | Institutional Class
Prospectus:
Trading Symbol	GOPIX
(abrdn Funds) | (abrdn China A Share Equity Fund) | Institutional Service Class
Prospectus:
Trading Symbol	GOPSX
(abrdn Funds) | (abrdn Emerging Markets Ex-China Fund) | Class A
Prospectus:
Trading Symbol	GLLAX
(abrdn Funds) | (abrdn Emerging Markets Ex-China Fund) | Class C
Prospectus:
Trading Symbol	GLLCX
(abrdn Funds) | (abrdn Emerging Markets Ex-China Fund) | Class R
Prospectus:
Trading Symbol	GWLRX
(abrdn Funds) | (abrdn Emerging Markets Ex-China Fund) | Institutional Class
Prospectus:
Trading Symbol	GWLIX
(abrdn Funds) | (abrdn Emerging Markets Ex-China Fund) | Institutional Service Class
Prospectus:
Trading Symbol	GLLSX
(abrdn Funds) | abrdn Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	ABEMX
(abrdn Funds) | abrdn Emerging Markets Fund | Institutional Service Class
Prospectus:
Trading Symbol	AEMSX
(abrdn Funds) | abrdn Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	GEGAX
(abrdn Funds) | abrdn Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	GEGCX
(abrdn Funds) | abrdn Emerging Markets Fund | Class R
Prospectus:
Trading Symbol	GEMRX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Institutional Class
Prospectus:
Trading Symbol	AGCIX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Class A
Prospectus:
Trading Symbol	CUGAX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Class C
Prospectus:
Trading Symbol	CGBCX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Institutional Service Class
Prospectus:
Trading Symbol	CGFIX
(abrdn Funds) | (abrdn International Small Cap Fund) | Institutional Class
Prospectus:
Trading Symbol	ABNIX
(abrdn Funds) | (abrdn International Small Cap Fund) | Class C
Prospectus:
Trading Symbol	CPVCX
(abrdn Funds) | (abrdn International Small Cap Fund) | Class R
Prospectus:
Trading Symbol	WPVAX
(abrdn Funds) | (abrdn International Small Cap Fund) | Class A
Prospectus:
Trading Symbol	WVCCX
(abrdn Funds) | (abrdn Intermediate Municipal Income Fund) | Class A
Prospectus:
Trading Symbol	NTFAX
(abrdn Funds) | (abrdn Intermediate Municipal Income Fund) | Institutional Class
Prospectus:
Trading Symbol	ABEIX
(abrdn Funds) | (abrdn Intermediate Municipal Income Fund) | Institutional Service Class
Prospectus:
Trading Symbol	ABESX
(abrdn Funds) | (abrdn U.S. Sustainable Leaders Fund) | Class A
Prospectus:
Trading Symbol	GXXAX
(abrdn Funds) | (abrdn U.S. Sustainable Leaders Fund) | Institutional Class
Prospectus:
Trading Symbol	GGLIX
(abrdn Funds) | (abrdn U.S. Sustainable Leaders Fund) | Institutional Service Class
Prospectus:
Trading Symbol	GXXIX
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Class A
Prospectus:
Trading Symbol	ADAVX
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Institutional Class
Prospectus:
Trading Symbol	ADVDX
(abrdn Funds) | (abrdn Global Infrastructure Fund) | Class A
Prospectus:
Trading Symbol	AIAFX
(abrdn Funds) | (abrdn Global Infrastructure Fund) | Institutional Class
Prospectus:
Trading Symbol	AIFRX
(abrdn Funds) | (abrdn Short Duration High Yield Municipal Fund) | Class A
Prospectus:
Trading Symbol	AAHMX
(abrdn Funds) | (abrdn Short Duration High Yield Municipal Fund) | Institutional Class
Prospectus:
Trading Symbol	AHYMX
(abrdn Funds) | (abrdn Short Duration High Yield Municipal Fund) | Class C
Prospectus:
Trading Symbol	ACHMX
(abrdn Funds) | (abrdn Realty Income & Growth Fund) | Institutional Class
Prospectus:
Trading Symbol	AIGYX
(abrdn Funds) | (abrdn Realty Income & Growth Fund) | Class A
Prospectus:
Trading Symbol	AIAGX
(abrdn Funds) | (abrdn Ultra Short Municipal Income Fund) | Class A
Prospectus:
Trading Symbol	ATOAX
(abrdn Funds) | (abrdn Ultra Short Municipal Income Fund) | Institutional Class
Prospectus:
Trading Symbol	ATOIX
(abrdn Funds) | (abrdn Ultra Short Municipal Income Fund) | Class A1
Prospectus:
Trading Symbol	ATOBX
(abrdn Funds) | (abrdn Global Equity Impact Fund) | Institutional Class
Prospectus:
Trading Symbol	JETIX
(abrdn Funds) | (abrdn Global Equity Impact Fund) | Class A
Prospectus:
Trading Symbol	JETAX
(abrdn Funds) | (abrdn High Income Opportunities Fund) | Institutional Class
Prospectus:
Trading Symbol	JHYIX
(abrdn Funds) | (abrdn High Income Opportunities Fund) | Class A
Prospectus:
Trading Symbol	BJBHX
(abrdn Funds) | (abrdn EM SMA Completion Fund) | Institutional Class
Prospectus:
Trading Symbol	ASEMX